Restructuring and Integration - Schedule of Accrued Restructuring Liability (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance			$ 4
Restructuring charges		$ 5	63
Cash payments			(66)
Non-cash charges	[1]		7
Accrued restructuring liability, Ending Balance		4	8
Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance			4
Restructuring charges			13
Cash payments			(13)
Accrued restructuring liability, Ending Balance		$ 4	4
Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges			50
Cash payments			(53)
Non-cash charges	[1]		7
Accrued restructuring liability, Ending Balance			$ 4

[1]	Non-cash charges relate to lease consolidation.